Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of gross balance - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of gross balance [Line Items]
Balances as of beginning	$ 212,446	$ 197,573
Additions	31,207	25,582
Disposals	(12,050)	(10,709)
Impairment
Other
Balances as of ending	231,603	212,446
Land and building [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of gross balance [Line Items]
Balances as of beginning	212,446	197,573
Additions	31,207	25,582
Disposals	(12,050)	(10,709)
Impairment
Other
Balances as of ending	231,603	212,446
Other [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of gross balance [Line Items]
Balances as of beginning
Additions
Disposals
Impairment
Other
Balances as of ending